[Akin Gump Strauss Hauer & Feld LLP Letterhead]

June 14, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Preliminary Proxy Statement on Schedule 14A and

Schedule 13E-3 Transaction Statement of Metals USA, Inc.

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) and Rule 13e-3(d) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), submitted herewith on behalf of Metals USA, Inc., a Delaware corporation (the “Company”), for filing via EDGAR are (1) the Company’s preliminary proxy statement on Schedule 14A, (2) a form of proxy to be provided to the stockholders of the Company in connection with the special meeting of the stockholders of the Company, at which the approval of the stockholders of the Company of the adoption of the Agreement and Plan of Merger, dated as of May 18, 2005, between the Company, Flag Holdings Corporation and Flag Acquisition Corporation, is being sought and (3) the Schedule 13E-3 transaction statement related to the aforementioned transaction.

Securities and Exchange Commission

June 14, 2005

If you have any questions regarding these filings on Schedule 14A or Schedule 13E-3, please call the undersigned at

(212) 872-8089 or Steven H. Scheinman at (212) 872-1090.

Very truly yours,

Lorne Smith

cc:	John A. Hageman

Metals USA, Inc.

Steven H. Scheinman

Akin Gump Strauss Hauer & Feld LLP

Eric L. Press

Apollo Management, L.P.

Andrew J. Nussbaum

Wachtell, Lipton, Rosen & Katz